SIGNIFICANT ACCOUNTING POLICIES (Weighted-Average Assumptions Used in Determinig Fair Market Value of Options)(Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Risk-free interest rate	1.08%	1.41%	1.61%
Expected life of options	4 years 7 months 13 days	4 years 7 months 13 days	4 years 9 months
Expected volatility	28.41%	35.67%	45.29%
Expected dividend yield	0.00%	0.00%	0.00%